Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,557,998,809.2
Previously Paid Amount	0
Total Fee Amount	1,157,129.62
Total Offset Amount	606,231.88
Net Fee	$ 550,897.74